Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Total Sales	$ 674,518	$ 252,940	$ 963,838	$ 356,770	$ 658,432	$ 602,636
COST OF SALES (excluding depreciation expense)	248,607	65,638	304,158	106,307	242,506	121,967
GROSS PROFIT	425,911	187,302	659,680	250,463	415,926	480,669
OPERATING EXPENSES:
Compensation and related benefits	464,230	628,701	5,395,161	2,234,525	3,741,051	5,359,676
Research and development		9,868	(2,404)	14,597	16,627	31,057
Professional fees	260,447	117,065	777,393	404,145	546,979	986,445
General and administrative expenses	162,111	97,126	417,634	279,601	588,302	462,103
Total Operating Expenses	886,788	852,760	6,587,784	2,932,868	4,892,959	6,839,281
LOSS FROM OPERATIONS	(460,877)	(665,458)	(5,928,104)	(2,682,405)	(4,477,033)	(6,358,612)
OTHER INCOME (EXPENSES):
Gain on debt extinguishment, net		767,415		877,823	877,823	31,009
Other income			67,778	8,000
Other income					6,574
Derivative income (expense)		653,405		(90,623)	(90,623)	(570,059)
Interest expense	(29,900)	(274,966)	(73,449)	(732,547)	(751,184)	(343,078)
Total Other Income (Expenses)	(29,900)	1,145,854	(5,671)	62,653	42,590	(882,128)
NET (LOSS) INCOME	(490,777)	480,396	(5,933,775)	(2,619,752)	(4,434,443)	(7,240,740)
Net income attributable to noncontrolling interest	(34,151)		(34,151)
Preferred stock dividend and deemed dividend	(1,521,736)	(2,795)	(4,388,790)	(2,795)	(1,534,381)
NET (LOSS) INCOME ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (2,046,664)	$ 477,601	$ (10,356,716)	$ (2,622,547)	$ (5,968,824)	$ (7,240,740)
NET LOSS PER COMMON SHARE:
Basic and diluted (in Dollars per share)	$ (0.01)	$ 0	$ (0.04)	$ (0.02)	$ (0.03)	$ (0.08)
WEIGHTED AVERAGE COMMON SHARE OUTSTANDING:
Basic and diluted (in Shares)	265,771,901	201,624,719	245,453,077	155,441,343	172,978,187	94,236,036
SALES:
Third parties	$ 673,318	$ 252,940	$ 962,638	$ 356,770
Related party	$ 1,200		$ 1,200